Contingencies and Commitments (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Contingencies and Commitments
Future Minimum Lease Payments Under The Noncancelable Leases
Future minimum lease payments under these noncancelable leases as of September 30, 2019, are summarized as follows:

For the year ending September 30:	($ in thousands)
2020	$10,261
2021	9,407
2022	8,799
2023	8,473
2024	8,317
Thereafter	55,793
$101,050